Consolidated Statements of Cashflows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income (Loss)	$ (8,403)	$ (20,588)	$ (19,506)	$ (56,759)	$ (111,426)	$ (76,777)	$ (82,980)
Adjustments to reconcile net income (loss) to
Depreciation
Other Accrued Liabilities			5,428	(3,816)	(1,140)	611
Net Cash Flows Used in Operating Activities			(14,078)	(60,575)	(112,566)	(76,166)
Cash flows from investing activities:
Entrepreneurship Development				31,890	31,890	(31,890)
Payment for real estate investment				(15,000)	485,000	179,111
Crypto Currency Mining Rigs
Net Cash Flows from Investing Activities				16,890	516,890	147,221
Cash flows from financing activities:
Proceeds from issuance of stocks				1,068	1,068
Line of credit - short term - related party				(17,200)	(176,097)	414,000
Long term liabilities - related party			(29,556)	(16,666)	(315,388)	(356,000)
New Cash Flows from Financing Activities			(29,556)	(32,798)	(490,417)	58,000
Net Change in Cash:			(43,634)	(76,483)	(86,093)	129,055
Beginning cash:			44,592	130,685	130,685	1,630
Ending Cash:	$ 957	$ 54,202	957	54,202	44,592	130,685	$ 1,630
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest					0	0
Cash paid for tax					$ 0	$ 0